TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
Disclosure of trade and other receivables [text block]

13) TRADE AND OTHER RECEIVABLES

The breakdown of “Trade and other receivables” at December 31, 2017 and 2018 is as follow:

	Thousands of U.S. dollars
	2017	2018
Non-current trade receivables	6,923	6,430
Other non-financial assets (*)	14,754	12,718
Total non-current	21,677	19,148
Current trade receivables	358,311	279,926
Other receivables	13,225	8,439
Prepayments	7,849	18,332
Personnel	9,180	8,957
Total current	388,565	315,654
Total	410,242	334,802

(*) "Other non-financial assets" as of December 31, 2018 primarily comprise tax credits with the Brazilian social security authority (Instituto Nacional do Seguro Social), recorded in Atento Brasil S.A.

	Thousands of U.S. dollars
	2017	2018

Trade receivables	371,333	288,531
Allowances of trade receivables	(6,099)	(2,175)
Trade receivables, net	365,234	286,356

As of December 31, 2018, trade receivables not yet due for which no provision has been made amounted to 263,605 thousand U.S. dollars (338,350thousand U.S. dollars as of December 31, 2017).

As of December 31, 2018, trade receivables due for which no provision has been made amounted to 22,751 thousand U.S. dollars (26,884 thousand U.S. dollars as of December 31, 2017). These balances relate to certain customers with no recent history of default. The aging analysis of these accounts is as follow:

	Thousands of U.S. dollars
	Less than 90 days	Between 90 and 180 days	Between 180 and 360 days	Over 360 days	Total
12/31/2017	20,268	1,476	1,734	3,406	26,884
12/31/2018	14,704	1,026	2,691	4,330	22,751

Changes in allowances of trade receivables in 2017 and 2018 were as follow:

	Thousands of U.S. dollars
	2017	2018
Opening balance	(4,279)	(6,099)
Allowance of trade receivables	(3,061)	(1,854)
Reversal	553	824
Write off	-	3,031
Translation differences	688	1,923
Total	(6,099)	(2,175)

The Atento Group’s maximum exposure to credit risk at the reporting date is equivalent to the carrying amount of each of the aforementioned trade receivables categories. The Atento Group holds no guarantees as collection insurance.